Average Annual Total Returns - Nuveen Ohio Municipal Bond Fund	Sep. 30, 2020
LipperOhioMunicipalDebt [Member]
Average Annual Return:
1 Year	6.77%	[1]
5 Years	2.93%	[1]
10 Years	3.63%	[1]
SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.26%	[2]
5 Years	3.50%	[2]
10 Years	4.41%	[2]
Class A
Average Annual Return:
1 Year	2.37%
5 Years	2.39%
10 Years	3.76%
Since Inception
Inception Date	Jun. 27, 2085
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.37%
5 Years	2.38%
10 Years	3.75%
Since Inception
Inception Date	Jun. 27, 2085
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.46%
5 Years	2.53%
10 Years	3.71%
Since Inception
Inception Date	Jun. 27, 2085
Class C2
Average Annual Return:
1 Year	6.24%
5 Years	2.69%
10 Years	3.63%
Since Inception
Inception Date	Aug. 03, 2093
Class I
Average Annual Return:
1 Year	7.05%
5 Years	3.47%
10 Years	4.41%
Since Inception
Inception Date	Feb. 03, 2097
Class C
Average Annual Return:
1 Year	6.00%
5 Years	2.44%
10 Years
Since Inception	3.24%
Inception Date	Feb. 10, 2014
Class C | LipperOhioMunicipalDebt [Member]
Average Annual Return:
Since Inception	3.64%	[1]
Class C | SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	4.12%	[2]

[1]	Represents the average annualized returns for all reporting funds in the Lipper Ohio Municipal Debt Funds Category.
[2]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.